Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Reserves
Schedule of reserve information of major product lines

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$1,045,632	$203	$4,115	$3,419	$1,108,102	$455	$3,264	$3,490
Life insurance no longer offered	266,556	535	2,577	4,155	273,920	582	852	4,159
FFG, LTC and other disposed businesses	1,458,326	18,282	194,014	15,197	1,507,307	19,629	164,302	14,727
All other	34,134	447	15,418	8,710	7,881	337	43,590	6,852
Short Duration Contracts:
Group term life	0	3,558	163,124	29,483	0	4,038	170,832	35,157
Group disability	0	2,067	1,113,761	115,664	0	2,320	1,159,280	129,190
Medical	0	331	2,181	1,678	0	793	1,755	2,253
Dental	0	3,983	1,746	14,939	0	4,055	1,811	16,486
Credit life and disability	0	2	0	1,698	0	3	0	1,663
All other	0	137	196	2,252	0	79	125	789
Total	$2,804,648	$29,545	$1,497,132	$197,195	$2,897,210	$32,291	$1,545,811	$214,766

Schedule of most significant claims and benefits payable

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$215,580	$1,347,370
Less: Reinsurance ceded and other (1)	(1,384)	(32,468)
Balance as of January 1, 2010, net of reinsurance	214,196	1,314,902
Incurred losses related to:
Current year	127,413	341,152
Prior year's interest	8,017	57,312
Prior year (s)	(24,736)	(79,457)
Total incurred losses	110,694	319,007
Paid losses related to:
Current year	77,735	66,432
Prior year (s)	43,125	286,271
Total paid losses	120,860	352,703
Balance as of December 31, 2010, net of reinsurance	204,030	1,281,206
Plus: Reinsurance ceded and other (1)	2,711	33,721
Balance as of December 31, 2010, gross of reinsurance	206,741	1,314,927
Less: Reinsurance ceded and other (1)	(2,711)	(33,721)
Balance as of January 1, 2011, net of reinsurance	204,030	1,281,206
Incurred losses related to:
Current year	135,665	314,115
Prior year's interest	7,723	56,778
Prior year (s)	(24,094)	(64,669)
Total incurred losses	119,294	306,224
Paid losses related to:
Current year	82,629	63,057
Prior year (s)	37,815	268,612
Total paid losses	120,444	331,669
Balance as of December 31, 2011, net of reinsurance	202,880	1,255,761
Plus: Reinsurance ceded and other (1)	3,109	32,709

Balance as of December 31, 2011 gross of reinsurance	$205,989	$1,288,470
Less: Reinsurance ceded and other (1)	(3,109)	(32,709)
Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year's interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)
Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749
Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494
Balance as of December 31, 2012 gross of reinsurance	$192,607	$1,229,425

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.